Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Registrant Name	dei_EntityRegistrantName	ETF Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001467831
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2020
Prospectus Date	rr_ProspectusDate	Feb. 10, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A